Impairment of non-current assets - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019
Impairment of non-current assets
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: Projections include USD$94.63/barrel for the first year, USD$82.56/barrel average for the medium term, and USD$79.17/barrel starting in 2034	In 2021, the assumptions made took a price of USD$75.72/barrel for the first year, USD$62.60/barrel average for the medium term and USD$61.89
Impairment loss relating to south cash generating unit	$ 160,653
Cost of debt (Ke)	0.00%
Cost of equity (Ke)	19.75%
Other non-current assets
Impairment of non-current assets
Impairment loss relating to south cash generating unit		$ 142
Tax Surcharge Rate 0%
Impairment of non-current assets
Tax surcharge rate	0.00%
Tax Surcharge Rate 5%
Impairment of non-current assets
Tax surcharge rate	5.00%
Tax Surcharge Rate 10%
Impairment of non-current assets
Tax surcharge rate	10.00%
Tax Surcharge Rate 15%
Impairment of non-current assets
Tax surcharge rate	15.00%
Yaguara Tenay Systems
Impairment of non-current assets
Percentage of asset impaired under cash generating units		39.00%
Turbo Generator
Impairment of non-current assets
Impairment loss relating to south cash generating unit		$ 2,545
CGUs of South, North and Yaguara-Tenay
Impairment of non-current assets
Impairment loss	$ 405,357
CGUs of Oleoducto de Colombia S.A.
Impairment of non-current assets
Impairment loss	$ 872
Cenit
Impairment of non-current assets
Reversal of impairment loss recognised in profit or loss, biological assets			$ 341,065
Recoverable amount			7,049,007
Carrying amount			$ 2,153,631
Internexa Brasil
Impairment of non-current assets
Cost of debt (Ke)	12.35%
Cost of equity (Ke)	11.58%
Growth rate	4.31%
Internexa Argentina
Impairment of non-current assets
Growth rate	5.27%
Offshore International Group
Impairment of non-current assets
Discount rate used in current estimate of value in use			5.79%	8.50%
Refineria de Cartagena S.A.S
Impairment of non-current assets
Discount rate used in current estimate of value in use	7.60%	5.30%	5.10%
Reversal of impairment	$ 1,107,101
Expense for impairment	$ 11,077
Weighted average cost of capital, measurement input
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets		4.94
Weighted average cost of capital, measurement input | Tax Surcharge Rate 0%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	7.34
Weighted average cost of capital, measurement input | Tax Surcharge Rate 5%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	7.14
Weighted average cost of capital, measurement input | Tax Surcharge Rate 10%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	6.93
Weighted average cost of capital, measurement input | Tax Surcharge Rate 15%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	6.73
Transportation and logistics segment
Impairment of non-current assets
Discount rate used in current estimate of value in use	4.73%	2.95%	3.17%
Yaguara Tenay Systems | Turbo Generator
Impairment of non-current assets
Impairment loss relating to south cash generating unit		$ 2,845
Refineria de Barrancabermeja
Impairment of non-current assets
Reversal of impairment loss recognised in profit or loss, biological assets	$ 0	$ 340,019	$ 341,000
Energy transmission and roads
Impairment of non-current assets
Impairment loss	$ 87,543
Energy transmission and roads | Internexa Brasil
Impairment of non-current assets
Discount rate used in current estimate of value in use	12.35%
Impairment loss	$ 85,568
Energy transmission and roads | Internexa Argentina
Impairment of non-current assets
Discount rate used in current estimate of value in use	19.75%
Impairment loss	$ 1,975